7. Notes Payable and Capital Lease Obligations	9 Months Ended
Mar. 31, 2014
Notes
7. Notes Payable and Capital Lease Obligations

7.               NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable at March 31, 2014, and June 30, 2013, consisted of the following:

	March 31, 2014	June 30, 2013
J.P. Morgan Chase – business line of credit	-	14,993
Notes payable – stockholder and directors	212,000	206,344
Promissory note – unrelated party	-	10,000
Notes payable – former executive officer	66,339	101,253
Capital lease	-	3,088
Note payable – related party	65,000	65,000
Promissory Note – Kenosha Area Business Alliance	95,018	106,528
Federal payroll taxes payable	7,264	18,339
	445,621	525,545
Less current maturities	225,826	258,616
	$219,795	$266,929

On March 26th, 2014, the Company issued two notes payable to two private investors. Both notes accrue interest at a rate of 15% per annum and are due in full in 120 days from the date of the note. In addition to interest, each investor received 15% of the note value in legend stock of the Company.

The scheduled annual maturities for notes payable and capital lease obligations are as follows for the years ending March 31,

2015	$225,826
2016	158,119
2017	18,229
2018	19,353
2019	20,547
2020 and thereafter	3,547